Premises And Equipment - Details of premises and equipment (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2019 KRW (₩)
Disclosure of property plant and equipment [Line Items]
Premises and equipment (owned)	₩ 2,777,847		₩ 2,789,176	₩ 2,839,643	₩ 2,897,602
Right-of-use asset	365,083		385,544	447,555
Carrying value	3,142,930	$ 2,493,993	3,174,720
Land
Disclosure of property plant and equipment [Line Items]
Premises and equipment (owned)	1,695,357		1,719,325	1,726,045	1,761,159
Right-of-use asset	0		0
Carrying value	1,695,357		1,719,325
Building
Disclosure of property plant and equipment [Line Items]
Premises and equipment (owned)	730,676		756,964	787,040	802,299
Right-of-use asset	349,494		367,480	435,132
Carrying value	1,080,170		1,124,444
Equipment and vehicles
Disclosure of property plant and equipment [Line Items]
Premises and equipment (owned)	261,278		258,361	268,225	278,016
Right-of-use asset	15,589		18,064	12,423
Carrying value	276,867		276,425
Leasehold improvements
Disclosure of property plant and equipment [Line Items]
Premises and equipment (owned)	58,352		51,354	50,085	54,839
Right-of-use asset	0		0
Carrying value	58,352		51,354
Construction in progress
Disclosure of property plant and equipment [Line Items]
Premises and equipment (owned)	32,184		3,171	8,246	1,287
Right-of-use asset	0		0
Carrying value	32,184		3,171
Structures
Disclosure of property plant and equipment [Line Items]
Premises and equipment (owned)	0		1	₩ 2	₩ 2
Right-of-use asset	0		0
Carrying value	₩ 0		₩ 1